Taxation	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Taxation	Taxation

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Current tax
UK current tax on loss for the year	(6,706)	(2,074)	(1,497)
Overseas taxation on loss for the year	37	—	—
Adjustments in respect of prior year	(12)	(22)	(230)
	(6,681)	(2,096)	(1,727)
Deferred tax
Origination and reversal of timing differences	(279)	—	—
Total deferred tax benefit	(279)	—	—
Tax on loss on ordinary activities	(6,960)	(2,096)	(1,727)
Loss on ordinary activities before tax	(56,191)	(24,379)	(8,044)
Normal applicable rate of tax	19%	19%	19%
Loss on ordinary activities multiplied by normal rate	(10,676)	(4,632)	(1,528)
Effects of:
Fixed asset differences	(181)	—	7
Expenses not deductible for tax purposes	3,831	510	138
Income not deductible for tax purposes	(1)	(1)	—
Additional deduction for R&D expenditure	(5,185)	(1,536)	(1,116)
Surrender of tax losses for R&D tax credit refund	2,173	644	468
R&D expenditure credits	295	73	—
Adjustments to tax charge in respect of previous periods	(11)	(22)	(230)
Adjustments for foreign tax	(435)	—	9
Effects of changes in tax rates	—	—	(93)
Deferred tax not recognised	3,231	2,868	618
Income tax benefit	(6,960)	(2,096)	(1,727)
Factors that may affect future tax charges:
The Corporation Tax rate for the year ended December 31, 2021 was 19%. The Corporation Tax rate of 19% was enacted with effect from April 1, 2017 and the Finance Act 2016 legislated the UK Corporation Tax rate to decrease to 17% from April 1, 2020. However, on March 17, 2020, using the Provisional Collection of Taxes Act 1968, the UK Government cancelled the proposed drop in Corporation Tax rate to 17%. In the spring budget 2021, the Government announced that from April 1, 2023 the corporation tax rate will increase to 25%. This proposal was substantively enacted on 24 May 2021 and as such taken into account in calculating the deferred tax assets and liabilities disclosed in note 23.